Intangibles (Estimated future amortization expense for lease premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
2019	$ 21,176
2020	21,176
2021	21,176
2022	21,176
2023	21,176
Thereafter	156,061
Finite-lived intangible assets	261,941	$ 286,812
Lease Premium
Finite-Lived Intangible Assets [Line Items]
2019	9,692
2020	7,405
2021	5,394
2022	914
2023	712
Thereafter	827
Finite-lived intangible assets	$ 24,944	$ 37,259